SCHEDULE OF PREFERRED AND COMMON STOCK AUTHORIZED (Details) - $ / shares		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Feb. 03, 2025	Jun. 12, 2024
Class of Stock [Line Items]
Common stock, shares authorized	[1]	Unlimited	Unlimited
Common stock, par value		$ 0	$ 0		$ 1.10
Preferred stock, par value		$ 0		$ 0.0001
Preferred stock, shares authorized		Unlimited
Series Seed Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		25,000	25,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Series A1A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, par value		$ 0.0001
Series A2 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		3,000,000	3,000,000
Preferred stock, par value		$ 0.0001
Series A4 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		Unlimited	Unlimited
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		21,000,000	21,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized		12,000,000	12,000,000
Preferred stock, par value		$ 0.0001	$ 0.0001

[1]	Ordinary Share par value was changed to no par value in June 2024.